BUSINESS AND SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2017
Business and Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

Information about the Company’s reportable segments as of and for each of the years in the three-year period ended December 31, 2017 follows:

	Crude	Product
	Tankers	Carriers	Other	Totals
2017
Shipping revenues	$192,426	$97,675	$-	$290,101
Time charter equivalent revenues	178,812	96,183	-	274,995
Depreciation and amortization	56,302	22,418	133	78,853
Loss on disposal of vessels and other property, including impairments	85,625	1,230	-	86,855
Adjusted income/(loss) from vessel operations	21,623	(8,385)	(31)	13,207
Equity in income of affiliated companies	34,577	-	14,389	48,966
Investments in and advances to affiliated companies at December 31, 2017	260,884	15,612	102,398	378,894
Adjusted total assets at December 31, 2017	1,104,714	382,905	102,025	1,589,644
Expenditures for vessels and vessel improvements	172,164	1,371	-	173,535
Payments for drydockings	17,606	3,790	-	21,396
2016
Shipping revenues	$271,764	$126,555	$-	$398,319
Time charter equivalent revenues	258,171	126,314	560	385,045
Depreciation and amortization	52,395	26,696	794	79,885
Loss on disposal of vessels and other property, including impairments	7,585	71,456	162	79,203
Adjusted income from vessel operations	111,768	13,327	710	125,805
Equity in income of affiliated companies	5,584	-	11,265	16,849
Investments in and advances to affiliated companies at December 31, 2016	266,470	15,296	76,915	358,681
Adjusted total assets at December 31, 2016	1,066,184	422,579	76,915	1,565,678
Expenditures for vessels and vessel improvements	691	1,297	-	1,988
Payments for drydockings	7,636	1,622	-	9,258
2015
Shipping revenues	$324,703	$172,931	$-	$497,634
Time charter equivalent revenues	304,182	171,608	-	475,790
Depreciation and amortization	51,347	28,763	1,543	81,653
Loss/(gain) on disposal of vessels and other property	31	(3,231)	(1,259)	(4,459)
Adjusted income/(loss) from vessel operations	157,840	56,746	(1,176)	213,410
Equity in income of affiliated companies	34,371	-	11,188	45,559
Investments in and advances to affiliated companies at December 31, 2015	276,839	13,793	54,259	344,891
Adjusted total assets at December 31, 2015	1,148,361	505,353	43,340	1,697,054
Expenditures for vessels and vessel improvements	91	873	-	964
Payments for drydockings	13,842	6,886	-	20,728

Reconciliation of Revenue from Segments to Consolidated

Reconciliations of time charter equivalent revenues of the segments to shipping revenues as reported in the consolidated statements of operations follow:

For the year ended December 31,	2017	2016	2015
Time charter equivalent revenues	$274,995	$385,045	$475,790
Add: Voyage expenses	15,106	13,274	21,844
Shipping revenues	$290,101	$398,319	$497,634

Reconciliation of Operating Profit (Loss) from Segments to Consolidated

Reconciliations of adjusted income from vessel operations of the segments to (loss)/income before income taxes, as reported in the consolidated statements of operations follow:

For the year ended December 31,	2017	2016	2015
Total adjusted income from vessel operations of all segments	$13,207	$125,805	$213,410
General and administrative expenses	(24,453)	(30,352)	(41,029)
Third-party debt modification fees	(9,240)	-	-
Separation and transition costs	(604)	(9,043)	-
Technical management transition costs	-	-	(39)
(Loss)/gain on disposal of vessels and other property,
including impairments	(86,855)	(79,203)	4,459
Consolidated (loss)/income from vessel operations	(107,945)	7,207	176,801
Equity in income of affiliated companies	48,966	16,849	45,559
Other (expense)/income	(5,818)	(1,346)	743
Interest expense	(41,247)	(40,362)	(44,134)
Reorganization items, net	-	(131)	(5,659)
(Loss)/income before income taxes	$(106,044)	$(17,783)	$173,310

Reconciliation of Assets from Segment to Consolidated

Reconciliations of total assets of the segments to amounts included in the consolidated balance sheets follow:

At December 31,	2017	2016
Total adjusted assets of all segments	$1,589,644	$1,565,678
Corporate unrestricted cash and cash equivalents	60,027	92,001
Corporate restricted cash	10,579	-
Other unallocated amounts	4,234	4,842
Consolidated total assets	$1,664,484	$1,662,521

Long Lived Assets Deployment by Segment

Certain additional information about the Company’s operations for each of the years in the three year period ended December 31, 2017 follows:

	Crude	Product
	Tankers	Carriers	Other	Consolidated
2017
Total vessels, deferred drydock and other property at December 31, 2017	$800,362	$339,627	$374	$1,140,363
2016
Total vessels, deferred drydock and other property at December 31, 2016	$753,028	$377,095	$484	$1,130,607
2015
Total vessels, deferred drydock and other property at December 31, 2015	$804,514	$472,675	$297	$1,277,486